Events after the reporting period	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period

Note 22	Events after the reporting period
Subsequent to the reporting date and up to the date of authorization for the issuance of the financial statements, no events have occurred that require adjustment to, or disclosure in, the financial statements, other than those already described in other notes.